UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net (loss) / income	€ 147	€ 156
Adjustments
Depreciation and amortization	136	128
Pension and other post-employment benefits service costs	11	17
Finance costs - net	62	92
Income tax expense	35	33
Unrealized losses / (gains) on derivatives - net and from remeasurement of monetary assets and liabilities - net	85	(45)
Losses on disposal	1	0
Other - net	8	5
Change in working capital
Inventories	(256)	(212)
Trade receivables	(287)	(234)
Trade payables	325	300
Other	4	0
Change in provisions	(4)	(4)
Pension and other post-employment benefits paid	(21)	(21)
Interest paid	(54)	(72)
Income tax (paid) / refunded	(23)	5
Net cash flows from operating activities	169	148
Purchases of property, plant and equipment	(84)	(74)
Property, plant and equipment grants received	1	7
Net cash flows used in investing activities	(83)	(67)
Proceeds from issuance of long-term borrowings	0	712
Repayments of long-term borrowings	(186)	(870)
Net change in revolving credit facilities and short-term borrowings	124	0
Lease repayments	(20)	(17)
Payment of financing costs and redemption fees	0	(26)
Transactions with non-controlling interests	(2)	(2)
Other financing activities	5	(29)
Net cash flows used in financing activities	(79)	(232)
Net increase / (decrease) in cash and cash equivalents	7	(151)
Cash and cash equivalents - beginning of period	147	439
Effect of exchange rate changes on cash and cash equivalents	2
Cash and cash equivalents - end of period	€ 156	€ 290